Effective tax rate (Detail: Text Values) - EUR (€) € in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025
Income Taxes [Abstract]
Income tax expense (benefit)	€ 966	€ 840	€ 1,595	€ 1,554
Average effective tax rate	29.00%	28.00%	29.00%	29.00%